LEASES (Tables)	12 Months Ended
Dec. 31, 2021
LEASES
Schedule of the undiscounted future minimum payments under the Group's operating lease liabilities and reconciliation to the operating lease liabilities recognized on the condensed consolidated balance sheet

	As of December 31, 2021
	RMB	US$
2022	25,777	4,045
2023	7,580	1,189
2024	1,563	245
2025	1,327	208
2026	508	80
Total lease payments	36,755	5,767
Less: Imputed interest	2,509	393
Present value of lease liabilities	34,246	5,374